Amounts Outstanding for Loans and Leases by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	$ 10,400.0	$ 10,700.0
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Total Loans and Leases	29,504.5	29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)	(294.8)	(319.6)
Net Loans and Leases	29,206.6	28,769.1
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Institutional	7,468.5	6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6
Total Loans and Leases	12,897.2	12,354.3
Allowance for Credit Losses Assigned to Loans and Leases	(166.1)	(178.6)	(220.7)
Personal
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102.0	349.3
Total Loans and Leases	16,607.3	16,709.6
Allowance for Credit Losses Assigned to Loans and Leases	$ (131.8)	$ (116.2)	$ (98.9)